TAXATION	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
TAXATION
NOTE 23 – TAXATION

A. Tax rates applicable to the Group significant tax jurisdictions

Luxemburg: The Company is tax registered in Luxemburg and is subject to the Luxemburg corporation tax at 24.94% in 2019 thereafter on profits derived from activities carried out in Luxemburg. The estimated carry forward losses as of December 31, 2021 was $22 million, the Company has not recorded relating deferred income taxes asset as its recoverability was not more likely than not. All the Company’s tax years are subject to examination.

Israel: On May 18, 2021, the Israeli Tax Authority issued a pre-ruling, pursuant to which it confirmed that effective the contribution date of certain intellectual property rights relating to the online lottery business of the Company to NeoGames Systems Ltd. ("NGS") as mentioned above through December 31 2025, NGS has been considered a "preferred technological enterprise" for Israeli tax purposes, and therefore, subject to the conditions set forth in the ruling and applicable law, and entitled to certain tax benefits, including under certain circumstances a reduced corporate tax rate of 12% to 16% as well as deductible amortization over 8 years of the value of the intangible assets (i.e., $57 million). As a result of the ruling as well as an achievement of taxable income at the Group level as well as more likely than not consistent future expectation, the Group recorded deferred tax assets primarily with respect to the part of the temporary differences on the intangible assets mentioned above.

Other Israeli subsidiaries are subject to Israeli corporate tax rate of 23% in 2022 thereafter. Considering the statute of limitation, Aspire Global Marketing Solutions Ltd 2018's tax year and NGS 2016’s tax year are final and the following tax years are subject to examination.

USA: Group US subsidiaries, Joint Venture and Joint Operator are subject to US federal income taxes rate of 21% in 2019 thereafter as well as certain states income taxes rates. All Group US subsidiaries tax years are subject to examination.

Malta: Group Maltese subsidiaries are subject to a corporate tax rate in Malta of 35%. According to the Maltese tax regime, however, a certain portion of the Maltese tax payable amounts is refundable upon meeting certain criteria defined under the Maltese tax ordinance inter alia for dividend distributions. Aspire Maltese subsidiaries filed a consolidated tax return for 2021 and planning to do so also onward.

The Company’s other subsidiaries are subject to different corporate tax rates.

B. Income taxes expenses included in the statements of net income (loss)

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Current taxes	3,555	2,121	1,224
Deferred taxes	(2,013)	(1,628)	81
Taxes with respect to previous years	4	(168)	138
	1,546	325	1,443

C. Deferred taxes

	Deferred taxes assets due to Intangible	Intangible assets and other acquired in business combination	Employee benefits	Total
	U.S. dollars (in thousands)
January 1, 2020	-	-	292	292
Changes during 2020	-	-	(81)	(81)
December 31, 2020	-	-	211	211
Changes during 2021	1,722	-	(94)	1,628
December 31, 2021	1,722	-	117	1,839
Business combination	52	(18,492)	-	(18,440)
Changes during 2022	220	1,453	340	2,013
Foreign operations financial statements translation adjustments	-	(430)	-	(430)
December 31, 2022	1,994	(17,469)	457	(15,018)

D. Reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses (benefit):

Reconciliation between the theoretical income taxes expenses (benefit), assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual income taxes expenses as reported in the statements of operations is as follows:

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Profit (loss) before income taxes expenses (benefit)	(17,419)	4,977	7,957
The Company's statutory tax rate	25%	25%	25%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	(4,355)	1,244	1,989

Non-deductible expenses	8,295	2,090	1,328
Losses in respect of which no deferred taxes were recorded	-	1,616	-
Carry forward losses utilized in which no deferred taxes were recorded in previous years	-	-	(1,932)
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(1,837)	(2,769)	-
Taxable income and other temporary differences accounted for in lower tax rates	(561)	(1,688)	(80)
Current income taxes with respect to previous years	4	(168)	138
	1,546	325	1,443